Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock Series J Preferred stock	Common Stock	Accumulated Other Comprehensive Income (Loss)	Capital in Excess of Par Value	Accumulated Deficit	Common Stock Held in Treasury	Noncontrolling Interests
Balance at Dec. 31, 2009	$ 5,182,962	$ 45,704	$ 29	$ (3,088)	$ 7,547,959	$ (2,955,671)	$ (176,796)	$ 724,825
Increase (Decrease) in Stockholders' Equity
Exchange of limited partner units (7,447,921 units for 6,795,296 common shares in 2012, 584,432 common shares in 2011 and 247,640 common shares in 2010, Note 10)					3,866			(3,866)
Issuance of limited partner units	162,987							162,987
Stock options exercised (common shares: 712 in 2012, 324,720 in 2011 and 178,683 in 2010, respectively and net of 76,969 shares used to fund required withholding tax in 2011)	5,006				5,006
Series I preferred unit conversion to limited partner units	50,874							50,874
Series I preferred stock conversion to common stock (7,871,276 preferred shares to 6,670,589 common shares)	393,564		1		393,563
Series J preferred stock premium amortization	(329)	(329)
Stock incentive program (common shares, net: 114,066 in 2012, 116,885 in 2011 and 116,726 in 2010)					(10,360)		10,360
Amortization of stock incentive	16,839				16,839
Issuance of unit equivalents and other	993				(749)	(12,057)		13,799
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					103,728			(103,728)
Distributions to common stockholders and limited partners, excluding Operating Partnership preferred interests	(917,128)					(763,881)		(153,247)
Distributions to other noncontrolling interest partners	(24,835)							(24,835)
Other comprehensive income (loss)	11,620			9,618				2,002
Net income, excluding $1,915, $1,915, and $2,315 attributable to preferred interests in the Operating Partnership during 2012, 2011, and 2010, respectively and $8,520 and $8,946 attributable to noncontrolling redeemable interests in properties in temporary equity during 2012 and 2011, respectively	751,199					617,038		134,161
Balance at Dec. 31, 2010	5,633,752	45,375	30	6,530	8,059,852	(3,114,571)	(166,436)	802,972
Increase (Decrease) in Stockholders' Equity
Exchange of limited partner units (7,447,921 units for 6,795,296 common shares in 2012, 584,432 common shares in 2011 and 247,640 common shares in 2010, Note 10)					9,465			(9,465)
Issuance of limited partner units	9,084							9,084
Stock options exercised (common shares: 712 in 2012, 324,720 in 2011 and 178,683 in 2010, respectively and net of 76,969 shares used to fund required withholding tax in 2011)	2,095				2,095
Common Stock Retired (61,584 common shares)	(6,385)				(6,385)
Series J preferred stock premium amortization	(328)	(328)
Stock incentive program (common shares, net: 114,066 in 2012, 116,885 in 2011 and 116,726 in 2010)					(13,000)		13,000
Amortization of stock incentive	14,018				14,018
Issuance of unit equivalents and other	21,940				1,056	(131,224)	895	151,213
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					36,032			(36,032)
Distributions to common stockholders and limited partners, excluding Operating Partnership preferred interests	(1,242,241)					(1,030,744)		(211,497)
Distributions to other noncontrolling interest partners	(1,029)							(1,029)
Other comprehensive income (loss)	(121,657)			(100,793)				(20,864)
Net income, excluding $1,915, $1,915, and $2,315 attributable to preferred interests in the Operating Partnership during 2012, 2011, and 2010, respectively and $8,520 and $8,946 attributable to noncontrolling redeemable interests in properties in temporary equity during 2012 and 2011, respectively	1,235,039					1,024,799		210,240
Balance at Dec. 31, 2011	5,544,288	45,047	30	(94,263)	8,103,133	(3,251,740)	(152,541)	894,622
Increase (Decrease) in Stockholders' Equity
Exchange of limited partner units (7,447,921 units for 6,795,296 common shares in 2012, 584,432 common shares in 2011 and 247,640 common shares in 2010, Note 10)					144,197			(144,197)
Public offering of common stock (9,137,500 common shares)	1,213,741		1		1,213,740
Issuance of limited partner units	31,324							31,324
Stock options exercised (common shares: 712 in 2012, 324,720 in 2011 and 178,683 in 2010, respectively and net of 76,969 shares used to fund required withholding tax in 2011)	41				41
Redemption of limited partner units	(248,000)				(209,096)			(38,904)
Series J preferred stock premium amortization	(328)	(328)
Stock incentive program (common shares, net: 114,066 in 2012, 116,885 in 2011 and 116,726 in 2010)					(16,760)		16,760
Amortization of stock incentive	14,001				14,001
Purchase of noncontrolling interests	84,476				25,917			58,559
Other	20,463				385	(21,393)		41,471
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					(99,834)			99,834
Distributions to common stockholders and limited partners, excluding Operating Partnership preferred interests	(1,483,325)					(1,244,553)		(238,772)
Distributions to other noncontrolling interest partners	(435)							(435)
Other comprehensive income (loss)	7,646			3,363				4,283
Net income, excluding $1,915, $1,915, and $2,315 attributable to preferred interests in the Operating Partnership during 2012, 2011, and 2010, respectively and $8,520 and $8,946 attributable to noncontrolling redeemable interests in properties in temporary equity during 2012 and 2011, respectively	1,709,197					1,434,496		274,701
Balance at Dec. 31, 2012	$ 6,893,089	$ 44,719	$ 31	$ (90,900)	$ 9,175,724	$ (3,083,190)	$ (135,781)	$ 982,486